Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALLSPRING FUNDS TRUST
Entity Central Index Key	0001081400
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000020148
Shareholder Report [Line Items]
Fund Name	Innovation Fund
Class Name	Class A
Trading Symbol	WFSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Innovation Fund for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$64	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.19%	[1]
AssetsNet	$ 425,921,090
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,500,447
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$425,921,090
# of portfolio holdings	35
Portfolio turnover rate	49%
Total advisory fees paid	$1,500,447

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	48.8
Consumer discretionary	13.5
Financials	10.0
Communication services	7.8
Industrials	7.2
Health care	6.4
Utilities	3.4
Materials	2.9

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

DoorDash, Inc. Class A	5.2
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.5
Robinhood Markets, Inc. Class A	4.5
Oracle Corp.	4.5
KLA Corp.	4.4
Monolithic Power Systems, Inc.	4.4
Cadence Design Systems, Inc.	4.1
MercadoLibre, Inc.	3.5
Live Nation Entertainment, Inc.	3.4
Talen Energy Corp.	3.3

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2025. Effective October 1, 2025, Nicholas Birk was no longer a portfolio manager of the Fund.
Material Fund Change Adviser [Text Block]	Effective October 1, 2025, Nicholas Birk was no longer a portfolio manager of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since April 1, 2025.
C000020150
Shareholder Report [Line Items]
Fund Name	Innovation Fund
Class Name	Class C
Trading Symbol	WFTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Innovation Fund for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$106	1.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.97%	[2]
AssetsNet	$ 425,921,090
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,500,447
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$425,921,090
# of portfolio holdings	35
Portfolio turnover rate	49%
Total advisory fees paid	$1,500,447

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	48.8
Consumer discretionary	13.5
Financials	10.0
Communication services	7.8
Industrials	7.2
Health care	6.4
Utilities	3.4
Materials	2.9

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

DoorDash, Inc. Class A	5.2
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.5
Robinhood Markets, Inc. Class A	4.5
Oracle Corp.	4.5
KLA Corp.	4.4
Monolithic Power Systems, Inc.	4.4
Cadence Design Systems, Inc.	4.1
MercadoLibre, Inc.	3.5
Live Nation Entertainment, Inc.	3.4
Talen Energy Corp.	3.3

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2025.

Effective October 1, 2025, Nicholas Birk was no longer a portfolio manager of the Fund. At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.

Material Fund Change Adviser [Text Block]

Effective October 1, 2025, Nicholas Birk was no longer a portfolio manager of the Fund. At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since April 1, 2025.
C000176622
Shareholder Report [Line Items]
Fund Name	Innovation Fund
Class Name	Institutional Class
Trading Symbol	WFTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Innovation Fund for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$49	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.90%	[3]
AssetsNet	$ 425,921,090
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,500,447
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$425,921,090
# of portfolio holdings	35
Portfolio turnover rate	49%
Total advisory fees paid	$1,500,447

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	48.8
Consumer discretionary	13.5
Financials	10.0
Communication services	7.8
Industrials	7.2
Health care	6.4
Utilities	3.4
Materials	2.9

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

DoorDash, Inc. Class A	5.2
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.5
Robinhood Markets, Inc. Class A	4.5
Oracle Corp.	4.5
KLA Corp.	4.4
Monolithic Power Systems, Inc.	4.4
Cadence Design Systems, Inc.	4.1
MercadoLibre, Inc.	3.5
Live Nation Entertainment, Inc.	3.4
Talen Energy Corp.	3.3

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2025. Effective October 1, 2025, Nicholas Birk was no longer a portfolio manager of the Fund.
Material Fund Change Adviser [Text Block]	Effective October 1, 2025, Nicholas Birk was no longer a portfolio manager of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since April 1, 2025.
C000089457
Shareholder Report [Line Items]
Fund Name	Precious Metals Fund
Class Name	Class A
Trading Symbol	EKWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Precious Metals Fund for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund consolidated costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$73	1.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.09%	[4]
AssetsNet	$ 1,082,088,109
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 2,105,676
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Consolidated Total net assets	$1,082,088,109
Consolidated # of portfolio holdings	44
Consolidated Portfolio turnover rate	2%
Consolidated Total advisory fees paid	$2,105,676

Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Canada	70.6
United States	14.5
United Kingdom	8.5
South Africa	4.4
Australia	2.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Kinross Gold Corp.	6.2
Newmont Corp.	5.9
Agnico Eagle Mines Ltd.	5.6
Lundin Gold, Inc.	5.4
Barrick Mining Corp.	4.7
Alamos Gold, Inc. Class A	4.7
Gold Fields Ltd. ADR	4.3
Endeavour Mining PLC	4.2
IAMGOLD Corp.	4.1
Anglogold Ashanti PLC	4.0

Material Fund Change [Text Block]
C000089459
Shareholder Report [Line Items]
Fund Name	Precious Metals Fund
Class Name	Class C
Trading Symbol	EKWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Precious Metals Fund for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund consolidated costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$123	1.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.84%	[5]
AssetsNet	$ 1,082,088,109
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 2,105,676
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Consolidated Total net assets	$1,082,088,109
Consolidated # of portfolio holdings	44
Consolidated Portfolio turnover rate	2%
Consolidated Total advisory fees paid	$2,105,676

Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Canada	70.6
United States	14.5
United Kingdom	8.5
South Africa	4.4
Australia	2.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Kinross Gold Corp.	6.2
Newmont Corp.	5.9
Agnico Eagle Mines Ltd.	5.6
Lundin Gold, Inc.	5.4
Barrick Mining Corp.	4.7
Alamos Gold, Inc. Class A	4.7
Gold Fields Ltd. ADR	4.3
Endeavour Mining PLC	4.2
IAMGOLD Corp.	4.1
Anglogold Ashanti PLC	4.0

Material Fund Change [Text Block]
C000089460
Shareholder Report [Line Items]
Fund Name	Precious Metals Fund
Class Name	Institutional Class
Trading Symbol	EKWYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Precious Metals Fund for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund consolidated costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$53	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.79%	[6]
AssetsNet	$ 1,082,088,109
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 2,105,676
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Consolidated Total net assets	$1,082,088,109
Consolidated # of portfolio holdings	44
Consolidated Portfolio turnover rate	2%
Consolidated Total advisory fees paid	$2,105,676

Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Canada	70.6
United States	14.5
United Kingdom	8.5
South Africa	4.4
Australia	2.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Kinross Gold Corp.	6.2
Newmont Corp.	5.9
Agnico Eagle Mines Ltd.	5.6
Lundin Gold, Inc.	5.4
Barrick Mining Corp.	4.7
Alamos Gold, Inc. Class A	4.7
Gold Fields Ltd. ADR	4.3
Endeavour Mining PLC	4.2
IAMGOLD Corp.	4.1
Anglogold Ashanti PLC	4.0

Material Fund Change [Text Block]
C000242810
Shareholder Report [Line Items]
Fund Name	Managed Account CoreBuilder<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Shares - Series EPI
Trading Symbol	AEPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series EPI for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.
Additional Information Phone Number	 1-888-877-9275.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series EPI	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[7]
AssetsNet	$ 3,326,909
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$3,326,909
# of portfolio holdings	66
Portfolio turnover rate	9%
Total advisory fees paid	$0

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	36.6
Financials	15.7
Industrials	11.9
Consumer discretionary	11.2
Communication services	10.2
Health care	6.4
Energy	3.8
Consumer staples	3.0
Materials	1.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	8.7
Apple, Inc.	8.0
Broadcom, Inc.	4.7
Amazon.com, Inc.	4.6
Alphabet, Inc. Class C	4.6
Meta Platforms, Inc. Class A	4.0
JPMorgan Chase & Co.	3.1
Eli Lilly & Co.	2.1
NVIDIA Corp.	2.1
Eaton Corp. PLC	2.1

Material Fund Change [Text Block]
C000205081
Shareholder Report [Line Items]
Fund Name	Disciplined Small Cap Fund
Class Name	Class A
Trading Symbol	WDSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Small Cap Fund for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$51	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.89%	[8]
AssetsNet	$ 103,024,187
Holdings Count | Holding	334
Advisory Fees Paid, Amount	$ 135,472
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$103,024,187
# of portfolio holdings	334
Portfolio turnover rate	22%
Total advisory fees paid	$135,472

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	18.8
Financials	18.0
Information technology	16.2
Health care	15.2
Consumer discretionary	9.6
Energy	5.3
Real estate	5.1
Materials	4.2
Utilities	3.2
Communication services	2.3
Consumer staples	2.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Coeur Mining, Inc.	1.0
Primoris Services Corp.	1.0
Fabrinet	1.0
Sterling Infrastructure, Inc.	1.0
NEXTracker, Inc. Class A	0.9
TTM Technologies, Inc.	0.9
Centrus Energy Corp. Class A	0.8
CareTrust REIT, Inc.	0.8
Rambus, Inc.	0.8
Kontoor Brands, Inc.	0.7

Material Fund Change [Text Block]
C000176623
Shareholder Report [Line Items]
Fund Name	Disciplined Small Cap Fund
Class Name	Class R6
Trading Symbol	WSCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Small Cap Fund for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$28	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.50%	[9]
AssetsNet	$ 103,024,187
Holdings Count | Holding	334
Advisory Fees Paid, Amount	$ 135,472
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$103,024,187
# of portfolio holdings	334
Portfolio turnover rate	22%
Total advisory fees paid	$135,472

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	18.8
Financials	18.0
Information technology	16.2
Health care	15.2
Consumer discretionary	9.6
Energy	5.3
Real estate	5.1
Materials	4.2
Utilities	3.2
Communication services	2.3
Consumer staples	2.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Coeur Mining, Inc.	1.0
Primoris Services Corp.	1.0
Fabrinet	1.0
Sterling Infrastructure, Inc.	1.0
NEXTracker, Inc. Class A	0.9
TTM Technologies, Inc.	0.9
Centrus Energy Corp. Class A	0.8
CareTrust REIT, Inc.	0.8
Rambus, Inc.	0.8
Kontoor Brands, Inc.	0.7

Material Fund Change [Text Block]
C000150665
Shareholder Report [Line Items]
Fund Name	Disciplined Small Cap Fund
Class Name	Institutional Class
Trading Symbol	WSCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Small Cap Fund for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$34	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.60%	[10]
AssetsNet	$ 103,024,187
Holdings Count | Holding	334
Advisory Fees Paid, Amount	$ 135,472
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$103,024,187
# of portfolio holdings	334
Portfolio turnover rate	22%
Total advisory fees paid	$135,472

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	18.8
Financials	18.0
Information technology	16.2
Health care	15.2
Consumer discretionary	9.6
Energy	5.3
Real estate	5.1
Materials	4.2
Utilities	3.2
Communication services	2.3
Consumer staples	2.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Coeur Mining, Inc.	1.0
Primoris Services Corp.	1.0
Fabrinet	1.0
Sterling Infrastructure, Inc.	1.0
NEXTracker, Inc. Class A	0.9
TTM Technologies, Inc.	0.9
Centrus Energy Corp. Class A	0.8
CareTrust REIT, Inc.	0.8
Rambus, Inc.	0.8
Kontoor Brands, Inc.	0.7

Material Fund Change [Text Block]
C000019879
Shareholder Report [Line Items]
Fund Name	Index Fund
Class Name	Administrator Class
Trading Symbol	WFIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Index Fund for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$14	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.25%	[11]
AssetsNet	$ 1,430,983,262
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,430,983,262
# of portfolio holdings	505
Portfolio turnover rate	2%
Total advisory fees paid	$0

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	34.8
Financials	13.5
Consumer discretionary	10.5
Communication services	10.1
Health care	8.9
Industrials	8.3
Consumer staples	4.9
Energy	2.9
Utilities	2.4
Real estate	1.9
Materials	1.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	7.9
Microsoft Corp.	6.7
Apple, Inc.	6.5
Amazon.com, Inc.	3.7
Meta Platforms, Inc. Class A	2.8
Broadcom, Inc.	2.7
Alphabet, Inc. Class A	2.4
Tesla, Inc.	2.2
Alphabet, Inc. Class C	2.0
Berkshire Hathaway, Inc. Class B	1.6

Material Fund Change [Text Block]
C000064960
Shareholder Report [Line Items]
Fund Name	Index Fund
Class Name	Class A
Trading Symbol	WFILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Index Fund for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$23	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.42%	[12]
AssetsNet	$ 1,430,983,262
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,430,983,262
# of portfolio holdings	505
Portfolio turnover rate	2%
Total advisory fees paid	$0

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	34.8
Financials	13.5
Consumer discretionary	10.5
Communication services	10.1
Health care	8.9
Industrials	8.3
Consumer staples	4.9
Energy	2.9
Utilities	2.4
Real estate	1.9
Materials	1.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	7.9
Microsoft Corp.	6.7
Apple, Inc.	6.5
Amazon.com, Inc.	3.7
Meta Platforms, Inc. Class A	2.8
Broadcom, Inc.	2.7
Alphabet, Inc. Class A	2.4
Tesla, Inc.	2.2
Alphabet, Inc. Class C	2.0
Berkshire Hathaway, Inc. Class B	1.6

Material Fund Change [Text Block]
C000089269
Shareholder Report [Line Items]
Fund Name	Index Fund
Class Name	Class C
Trading Symbol	WFINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Index Fund for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$65	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.19%	[13]
AssetsNet	$ 1,430,983,262
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,430,983,262
# of portfolio holdings	505
Portfolio turnover rate	2%
Total advisory fees paid	$0

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	34.8
Financials	13.5
Consumer discretionary	10.5
Communication services	10.1
Health care	8.9
Industrials	8.3
Consumer staples	4.9
Energy	2.9
Utilities	2.4
Real estate	1.9
Materials	1.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	7.9
Microsoft Corp.	6.7
Apple, Inc.	6.5
Amazon.com, Inc.	3.7
Meta Platforms, Inc. Class A	2.8
Broadcom, Inc.	2.7
Alphabet, Inc. Class A	2.4
Tesla, Inc.	2.2
Alphabet, Inc. Class C	2.0
Berkshire Hathaway, Inc. Class B	1.6

Material Fund Change [Text Block]
C000089491
Shareholder Report [Line Items]
Fund Name	Special Small Cap Value Fund
Class Name	Administrator Class
Trading Symbol	ESPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Administrator Class is closed to new investors and additional investments from existing shareholders.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$59	1.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.17%	[14]
AssetsNet	$ 4,022,405,498
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 16,995,689
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$4,022,405,498
# of portfolio holdings	119
Portfolio turnover rate	13%
Total advisory fees paid	$16,995,689

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.1
Financials	23.0
Materials	17.2
Information technology	8.1
Consumer discretionary	6.5
Consumer staples	6.3
Health care	6.0
Energy	4.3
Real estate	1.0
Communication services	0.8
Utilities	0.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Franklin Electric Co., Inc.	3.6
UMB Financial Corp.	3.5
Innospec, Inc.	3.1
Mueller Industries, Inc.	3.0
J&J Snack Foods Corp.	2.8
Eagle Materials, Inc.	2.7
Stewart Information Services Corp.	2.3
Avient Corp.	2.1
UFP Industries, Inc.	2.1
SouthState Bank Corp.	2.1

Material Fund Change [Text Block]
C000089488
Shareholder Report [Line Items]
Fund Name	Special Small Cap Value Fund
Class Name	Class A
Trading Symbol	ESPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Class A is closed to new investors and additional investments from existing shareholders.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$64	1.26%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.26%	[15]
AssetsNet	$ 4,022,405,498
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 16,995,689
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$4,022,405,498
# of portfolio holdings	119
Portfolio turnover rate	13%
Total advisory fees paid	$16,995,689

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.1
Financials	23.0
Materials	17.2
Information technology	8.1
Consumer discretionary	6.5
Consumer staples	6.3
Health care	6.0
Energy	4.3
Real estate	1.0
Communication services	0.8
Utilities	0.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Franklin Electric Co., Inc.	3.6
UMB Financial Corp.	3.5
Innospec, Inc.	3.1
Mueller Industries, Inc.	3.0
J&J Snack Foods Corp.	2.8
Eagle Materials, Inc.	2.7
Stewart Information Services Corp.	2.3
Avient Corp.	2.1
UFP Industries, Inc.	2.1
SouthState Bank Corp.	2.1

Material Fund Change [Text Block]
C000089490
Shareholder Report [Line Items]
Fund Name	Special Small Cap Value Fund
Class Name	Class C
Trading Symbol	ESPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Class C is closed to new investors and additional investments from existing shareholders.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$101	1.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.99%	[16]
AssetsNet	$ 4,022,405,498
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 16,995,689
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$4,022,405,498
# of portfolio holdings	119
Portfolio turnover rate	13%
Total advisory fees paid	$16,995,689

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.1
Financials	23.0
Materials	17.2
Information technology	8.1
Consumer discretionary	6.5
Consumer staples	6.3
Health care	6.0
Energy	4.3
Real estate	1.0
Communication services	0.8
Utilities	0.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Franklin Electric Co., Inc.	3.6
UMB Financial Corp.	3.5
Innospec, Inc.	3.1
Mueller Industries, Inc.	3.0
J&J Snack Foods Corp.	2.8
Eagle Materials, Inc.	2.7
Stewart Information Services Corp.	2.3
Avient Corp.	2.1
UFP Industries, Inc.	2.1
SouthState Bank Corp.	2.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2025.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since April 1, 2025.
C000150670
Shareholder Report [Line Items]
Fund Name	Special Small Cap Value Fund
Class Name	Class R6
Trading Symbol	ESPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Class R6 is closed to new investors and additional investments from existing shareholders.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$43	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[17]
AssetsNet	$ 4,022,405,498
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 16,995,689
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$4,022,405,498
# of portfolio holdings	119
Portfolio turnover rate	13%
Total advisory fees paid	$16,995,689

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.1
Financials	23.0
Materials	17.2
Information technology	8.1
Consumer discretionary	6.5
Consumer staples	6.3
Health care	6.0
Energy	4.3
Real estate	1.0
Communication services	0.8
Utilities	0.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Franklin Electric Co., Inc.	3.6
UMB Financial Corp.	3.5
Innospec, Inc.	3.1
Mueller Industries, Inc.	3.0
J&J Snack Foods Corp.	2.8
Eagle Materials, Inc.	2.7
Stewart Information Services Corp.	2.3
Avient Corp.	2.1
UFP Industries, Inc.	2.1
SouthState Bank Corp.	2.1

Material Fund Change [Text Block]
C000092810
Shareholder Report [Line Items]
Fund Name	Special Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	ESPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Institutional Class is closed to new investors and additional investments from existing shareholders.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$48	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%	[18]
AssetsNet	$ 4,022,405,498
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 16,995,689
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$4,022,405,498
# of portfolio holdings	119
Portfolio turnover rate	13%
Total advisory fees paid	$16,995,689

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.1
Financials	23.0
Materials	17.2
Information technology	8.1
Consumer discretionary	6.5
Consumer staples	6.3
Health care	6.0
Energy	4.3
Real estate	1.0
Communication services	0.8
Utilities	0.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Franklin Electric Co., Inc.	3.6
UMB Financial Corp.	3.5
Innospec, Inc.	3.1
Mueller Industries, Inc.	3.0
J&J Snack Foods Corp.	2.8
Eagle Materials, Inc.	2.7
Stewart Information Services Corp.	2.3
Avient Corp.	2.1
UFP Industries, Inc.	2.1
SouthState Bank Corp.	2.1

Material Fund Change [Text Block]
C000089461
Shareholder Report [Line Items]
Fund Name	Utility and Telecommunications Fund
Class Name	Class A
Trading Symbol	EVUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Utility and Telecommunications Fund for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$54	1.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.02%	[19]
AssetsNet	$ 359,441,190
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 919,903
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$359,441,190
# of portfolio holdings	34
Portfolio turnover rate	4%
Total advisory fees paid	$919,903

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Utilities	83.3
Communication services	7.6
Financials	2.7
Information technology	1.8
Real estate	1.5
Consumer discretionary	1.3
Health care	1.2
Consumer staples	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NextEra Energy, Inc.	11.7
Constellation Energy Corp.	7.7
Southern Co.	6.3
Vistra Corp.	5.1
Duke Energy Corp.	4.2
Entergy Corp.	4.1
Atmos Energy Corp.	3.8
American Electric Power Co., Inc.	3.7
Sempra	3.6
DTE Energy Co.	3.5

Material Fund Change [Text Block]
C000089463
Shareholder Report [Line Items]
Fund Name	Utility and Telecommunications Fund
Class Name	Class C
Trading Symbol	EVUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Utility and Telecommunications Fund for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$95	1.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.79%	[20]
AssetsNet	$ 359,441,190
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 919,903
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$359,441,190
# of portfolio holdings	34
Portfolio turnover rate	4%
Total advisory fees paid	$919,903

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Utilities	83.3
Communication services	7.6
Financials	2.7
Information technology	1.8
Real estate	1.5
Consumer discretionary	1.3
Health care	1.2
Consumer staples	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NextEra Energy, Inc.	11.7
Constellation Energy Corp.	7.7
Southern Co.	6.3
Vistra Corp.	5.1
Duke Energy Corp.	4.2
Entergy Corp.	4.1
Atmos Energy Corp.	3.8
American Electric Power Co., Inc.	3.7
Sempra	3.6
DTE Energy Co.	3.5

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2025.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since April 1, 2025.
C000089464
Shareholder Report [Line Items]
Fund Name	Utility and Telecommunications Fund
Class Name	Institutional Class
Trading Symbol	EVUYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Utility and Telecommunications Fund for the period from April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$38	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%	[21]
AssetsNet	$ 359,441,190
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 919,903
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$359,441,190
# of portfolio holdings	34
Portfolio turnover rate	4%
Total advisory fees paid	$919,903

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Utilities	83.3
Communication services	7.6
Financials	2.7
Information technology	1.8
Real estate	1.5
Consumer discretionary	1.3
Health care	1.2
Consumer staples	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NextEra Energy, Inc.	11.7
Constellation Energy Corp.	7.7
Southern Co.	6.3
Vistra Corp.	5.1
Duke Energy Corp.	4.2
Entergy Corp.	4.1
Atmos Energy Corp.	3.8
American Electric Power Co., Inc.	3.7
Sempra	3.6
DTE Energy Co.	3.5

Material Fund Change [Text Block]

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